Restructuring and Relocation	9 Months Ended
Sep. 30, 2013
Restructuring and Related Activities [Abstract]
Restructuring and Relocation
Restructuring and Relocation
RESTRUCTURING
In August 2012, the company announced a restructuring plan to transform the company into a branded commodity operator. The restructuring plan is designed to reduce costs and improve the company's competitive position by focusing its resources on the banana and salad businesses, reducing investment in non-core products, reducing overhead and manufacturing cost and limiting consumer marketing activities. The company expects this initiative to result in annual savings of at least $60 million across the company in 2013. In connection with this restructuring plan, the company eliminated approximately 300 positions worldwide. In the third quarter of 2012, the company recognized $9 million of severance and $5 million of impairments primarily related to fixed assets and certain promotional and packaging materials included in inventories associated with non-core European healthy snacking businesses in "Restructuring and relocation costs" in the Condensed Consolidated Statements of Income. A total of $18 million of restructuring costs, including the related goodwill impairment discussed below, were recognized during the second half of 2012. The restructuring was substantially complete at December 31, 2012, although cash payments related to the restructuring plan are expected to continue through September 2014, primarily related to severance payments to the former chief executive officer.
A reconciliation of the accrual for the restructuring activities included in "Accrued liabilities" in the Condensed Consolidated Balance Sheet at September 30, 2013 is as follows:

(In thousands)	Severance
June 30, 2012	$—
Severance expense	8,939
Amounts paid	(1,781)
September 30, 2012	$7,158
Severance expense	1,652
Amounts paid	(1,810)
December 31, 2012	$7,000
Severance expense	18
Amounts paid	(995)
March 31, 2013	$6,023
Severance expense	48
Amounts paid	(1,982)
June 30, 2013	$4,089
Severance expense	(100)
Amounts paid	(1,329)
September 30, 2013	$2,660

Consistent with the company's new strategy of reducing investments in non-core products, the company sold one of the European healthy snacking businesses in the second quarter of 2013. The business was sold for €3 million ($4 million) resulting in a gain of $1 million recognized in "Other income (expense), net" in the Condensed Consolidated Statements of Income. This business represented approximately $12 million in net sales and an insignificant contribution to operating income on an annual basis. The restructuring described above also resulted in $2 million of goodwill impairment related to this European healthy snacking business recorded in "Goodwill impairment" in the Condensed Consolidated Statements of Income in the third quarter of 2012.
HEADQUARTERS RELOCATION
Late in 2011, the company committed to relocate its corporate headquarters from Cincinnati, Ohio to Charlotte, North Carolina, affecting approximately 300 positions. Concurrent with the headquarters relocation, the company further consolidated approximately 100 additional positions previously spread across the U.S. to improve execution and accelerate decision-making. The relocation was completed in 2012 and was expected to cost approximately $30 million (including net capital expenditures of approximately $5 million after allowances from the landlord). As of September 30, 2013, the company had incurred a total of $26 million of expense and $5 million of net capital expenditures related to the relocation, of which a significant portion is expected to be recaptured through state, local and other incentives through 2022. The company does not expect the restructuring activities described above to affect the realization of the relocation incentives. The company expects to incur an insignificant amount of additional expense primarily related to other costs through 2013, at which time related cash payments will also be substantially complete.
A reconciliation of the accrual for the relocation that is included in "Accrued liabilities" is as follows:

(In thousands)	One-Time Termination Costs	Relocation, Recruiting and Other Costs	Total Exit Costs	Other Relocation Costs	Total
December 31, 2011	$5,303	$244	$5,547	$108	$5,655
Amounts expensed	1,131	2,384	3,515	348	3,863
Amounts paid	(535)	(1,500)	(2,035)	(456)	(2,491)
March 31, 2012	$5,899	$1,128	$7,027	$—	$7,027
Amounts expensed	1,026	3,681	4,707	2,063	6,770
Amounts paid	(1,225)	(2,712)	(3,937)	(1,781)	(5,718)
June 30, 2012	$5,700	$2,097	$7,797	$282	$8,079
Amounts expensed	748	4,182	4,930	1,536	6,466
Amounts paid	(2,831)	(4,703)	(7,534)	(1,680)	(9,214)
September 30, 2012	$3,617	$1,576	$5,193	$138	$5,331

December 31, 2012	$2,031	$1,078	$3,109	$(82)	$3,027
Amounts expensed	63	54	117	82	199
Amounts paid	(890)	(330)	(1,220)	—	(1,220)
March 31, 2013	$1,204	$802	$2,006	$—	$2,006
Amounts expensed	(23)	16	(7)	—	(7)
Amounts paid	(585)	(677)	(1,262)	—	(1,262)
June 30, 2013	$596	$141	$737	$—	$737
Amounts expensed	(89)	185	96	—	96
Amounts paid	(298)	(232)	(530)	—	(530)
September 30, 2013	$209	$94	$303	$—	$303